[LOGO OMITTED]
                                                       DEUTSCHE ASSET MANAGEMENT


                                                         MUTUAL FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2002

                                                                   PREMIER CLASS

[LOGO OMITTED]
EAFE(R) EQUITY INDEX FUND

On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.



                                                             A MEMBER OF THE
                                                             DEUTSCHE BANK GROUP
                                                                  [LOGO OMITTED]

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS




              LETTER TO SHAREHOLDERS ..............................    3
              PERFORMANCE COMPARISON ..............................    7

              EAFE(R) EQUITY INDEX FUND--PREMIER CLASS
                 Statement of Assets and Liabilities ..............    8
                 Statement of Operations ..........................    9
                 Statements of Changes in Net Assets ..............   10
                 Financial Highlights .............................   11
                 Notes to Financial Statements ....................   12

              EAFE(R) EQUITY INDEX PORTFOLIO
                 Schedule of Portfolio Investments ................   14
                 Statement of Assets and Liabilities ..............   25
                 Statement of Operations ..........................   26
                 Statements of Changes in Net Assets ..............   27
                 Financial Highlights .............................   28
                 Notes to Financial Statements ....................   29


         -------------------------------------------------------------
          The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
         -------------------------------------------------------------




--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for EAFE(R) Equity Index Fund--Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY
THE MORGAN STANLEY CAPITAL INTERNATIONAL ('MSCI') EUROPE, AUSTRALASIA AND THE FAR EAST ('EAFE(R)') INDEX DECLINED 1.62% FOR THE SIX MONTHS ENDED JUNE 30, 2002, UNDER ONGOING PRESSURE OVER THE OUTLOOK FOR CORPORATE PROFITABILITY. STILL, THE MSCI EAFE(R) INDEX OUTPERFORMED THE MAJOR US EQUITY INDICES OVER THE SAME PERIOD.
o Over the course of the semi-annual period, the international equity markets as a whole saw divergent performance between the first and second quarters.
o During the first quarter, the MSCI EAFE(R) Index rose 0.51%, as equities struggled to maintain the momentum of the fourth quarter of 2001.
o Global equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to signs that showed global economies having a potentially strong rebound during the first quarter.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. After a period of concerted easing by central banks across the globe, investors began to anticipate the beginning of a period of rising interest rates.
o During the second quarter, the MSCI EAFE(R) Index was down 2.57%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.
o Second quarter performance was actually helped by a declining US dollar, which reversed a multi-year pattern of strength compared to most global currencies. At the same time, the euro rose 13.2% during the second quarter, providing a buffer against declines in many international equity markets when measured in local currencies.
o Still, global equity markets were severely impacted during the second quarter by the growing scandal in the US over corporate accounting practices and continuing credit concerns throughout the world. Ongoing threats of terrorism and geopolitical instability also hung over the markets. With signs of economic growth spreading, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.

COUNTRY AND SECTOR PERFORMANCE WITHIN THE MSCI EAFE(R) INDEX WAS MIXED FOR THE SEMI-ANNUAL PERIOD.
o On a regional basis, the Pacific Basin ex-Japan, as measured by MSCI Pacific ex-Japan Index 1, outperformed Europe, as measured by the MSCI Europe
  Index 2, for the semi-annual period. In a dramatic turnaround, Japan, as measured by the MSCI Japan Index 3, outperformed both regions for the six months.
o Within the individual MSCI country markets, the best performance for the semi-annual period came from Austria and New Zealand. Finland, Sweden and Ireland were the worst performers within the MSCI EAFE(R) Index. The UK remains the largest country in the MSCI EAFE(R) Index based on its 26.6% of the market capitalization of the Index.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
As of June 30, 2002
(percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
   BP PLC .....................................   2.95%
   GlaxoSmithKline PLC ........................   2.08
   Novartis AG ................................   1.88
   Royal Dutch Petroleum Co. ..................   1.85
   HSBC Holdings PLC ..........................   1.69
   TotalFinaElf SA ............................   1.61
   Vodafone Group PLC .........................   1.47
   Nestle SA--Class B .........................   1.44
   Royal Bank of Scotland Group PLC ...........   1.23
   Shell Transport & Trading Co. PLC ..........   1.15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
2  MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.
3 MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
COUNTRY ALLOCATION
As of June 30, 2002
(percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

   United Kingdom                                 26.44%
   Japan                                          21.69
   France                                          9.44
   Switzerland                                     7.79
   Germany                                         7.76
   Netherlands                                     5.80
   Australia                                       4.20
   Italy                                           3.71
   Spain                                           2.96
   Other 1                                        10.21
                                             ----------
                                                100.00%
                                                ======

--------------------------------------------------------------------------------
   1 Consists of holdings in countries of less than 2%.
--------------------------------------------------------------------------------


o Materials, Energy and Consumer Staples provided the best performance for the semi-annual period, producing positive returns. Continuing the trend of the last two years, Information Technology and Telecommunications Services were the worst performing sectors. The Financials sector grew in weight within the MSCI EAFE(R) Index through the semi-annual period, accounting at June 30, 2002 for 25.2% of the Index's market capitalization.

AT THE END OF MAY, MSCI COMPLETED THE SECOND PHASE OF THE RESTRUCTURING OF ITS INDEX, IN LINE WITH MSCI'S PREVIOUSLY ANNOUNCED SCHEDULE.
o The MSCI EAFE(R) Index's free float and expanded market coverage changes were designed to make the Index more comprehensive, to more accurately represent the global equity markets, and to address investor concerns about liquidity.
o Going forward, now that all changes have been implemented, the Provisional EAFE(R) Index and the 'Official' EAFE(R) Index are the same and only one index will be published.

EUROPE
Regionally, Europe declined 4.6% in US dollar terms during the semi-annual period, as measured by the MSCI Europe Index. In US dollar terms, the more defensive UK market within the MSCI Europe Index underperformed continental Europe, returning -5.7% for the same period.

AS EXPECTATIONS OF AN IMMINENT GLOBAL ECONOMIC RECOVERY GAINED GROUND, MOST OF THE EUROPEAN EQUITY MARKETS RALLIED TOWARD THE END OF 2001. THESE EXPECTATIONS WERE DASHED, HOWEVER, EARLY IN 2002 WHEN, DESPITE A PICK-UP IN ECONOMIC ACTIVITY, CORPORATE PROFITABILITY CONTINUED TO FALTER AMIDST SLACK INVESTMENT DEMAND AND OVERCAPACITY.
o The ensuing sell-off was harsh and caused a loss of investor confidence.
o At the start of the second quarter, there was evidence that the recovery was further entrenched and broadening out. This led to some earnings upgrades and more positive investor sentiment. Still, uncertainty remained as to the strength of the current economic recovery and of corporate profitability.

OVERALL, EUROPEAN EQUITY MARKETS CONTINUED TO BE ATTRACTIVE, AS STRUCTURAL REFORMS ALREADY IN PLACE WERE CONDUCIVE TO ECONOMIC GROWTH IN THE REGION.
o Also, valuations remained reasonable and a global economic recovery was not yet factored into equity prices.
o As the semi-annual period progressed, Europe continued to rebound from the economic slump of 2001, with improving GDP figures, benign inflation, and, though still weak, improving corporate profitability. The improving production outlook suggests that capacity utilization rates could rise and business spending on investment should start to increase in the second half of the year.
o Following a year of weakness, the euro gained momentum during the latter months of the semi-annual period, as a strong US current account deficit and an expensive US equity market caused investor concern.

PACIFIC BASIN
The MSCI Pacific ex-Japan Index rose 1.4% over the six months ended June 30, 2002, while the MSCI Japan Index soared 8.2%% over the semi-annual period in a dramatic turnaround from its double-digit declines in 2001.


--------------------------------------------------------------------------------

EAFE(R)Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


IN SPITE OF JAPAN'S ONGOING STRUCTURAL REFORM PROBLEMS, ITS EQUITY MARKET RALLIED, GAINING PRIMARILY ON A RALLY IN THE YEN DURING THE SEMI-ANNUAL PERIOD.
o Japan's Nikkei Index closed up over the important 11,000 mark on the last trading day of March. It rallied from its February lows in response to positive economic news in the US and its own government's efforts to prop up the market with speculation regarding possible policy improvement measures as the nation's fiscal year-end approached in March.
o Structural reform remained a problem in Japan, where Japanese financial companies continued to carry a hefty debt burden, mired in problems with their ever-increasing non-performing loans. In fact, Prime Minister Koizumi's public appeal has diminished due to his inability to take much needed and critical steps to restructure his economy.

THE PACIFIC EX-JAPAN'S EQUITY MARKETS ROSE PRIMARILY DUE TO BETTER PROSPECTS FOR AN ECONOMIC RECOVERY IN THE US.
o A cyclical downturn initially impacted the export-oriented markets, such as Taiwan and South Korea, reflecting a slump in demand for technology and technology components.
o However, a subsequent increase in DRAM (direct random access memory) chip prices and positive economic prospects for a global economic recovery helped boost share prices of many of the depressed equity markets of Southeast Asia.
o China's economy continued to grow in spite of the global economic slowdown, as China increased fiscal expenditures and continued to receive foreign direct investment.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                                                        CUMULATIVE                                  AVERAGE ANNUAL
                                                                     TOTAL RETURNS                                   TOTAL RETURNS

 Periods Ended                6 Months   1 Year    3 Years   5 Years         Since     1 Year    3 Years   5 Years           Since
 June 30, 2002                                                         Inception 2                                     Inception 2
----------------------------------------------------------------------------------------------------------------------------------



 EAFE(R) Equity Index Fund--
   Premier Class 1             (2.11)%  (10.23)%   (20.22)%  (9.13)%         9.00%    (10.23)%   (7.25)%   (1.90)%           1.35%
----------------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 3          (1.62)%   (9.49)%   (18.99)%  (7.51)%        13.56%     (9.49)%   (6.78)%   (1.55)%           2.05%
----------------------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average 4             (1.65)%  (10.17)%   (14.27)%  (2.03)%        21.80%    (10.17)%   (5.26)%   (0.71)%           2.75%

----------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of the Fund.
2 The Fund's inception date is January 24, 1996. Benchmark returns are for the period beginning January 24, 1996 for the MSCI EAFE(R) Index and January 31, 1996 for the Lipper International Equity Funds Average.
3 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia, and the Far East. Benchmark returns do not reflect expenses that have been deducted by the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


MANAGER OUTLOOK
As an index fund designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We believe that uncertainty could indeed persist in the international equity markets over the coming months, although we continue to believe that there will be an economic recovery. Looking ahead, we are cautiously optimistic. We continue to believe that 2002 will be a year in which stocks outperform bonds. Although markets are by no means cheap on headline earnings, we believe this in part reflects the highly depressed nature of earnings and earnings estimates currently. Even with relatively conservative revenue and earnings assumptions for the medium-term, several areas of the international equity universe appear inexpensive. We also believe that equity markets are once again responding to fundamentals, with valuations reflecting much more accurately companies' true worth.

Clearly cyclical conditions remain supportive for virtually all equity markets, and corporate earnings expectations have improved markedly. We expect that quarterly corporate earnings will reveal this improvement. However, some of these positives are already reflected in share prices. Nevertheless, we believe valuations remain relatively attractive. Europe continues to offer value. The fortunes of the Pacific ex-Japan, of course, remain largely tied to the economic recovery in the US, with the possible exceptions of South Korea, where domestic demand remains healthy, and China, where the government retains the ability to oversee the still rather insulated economy. The major market to watch, of course, is Japan. While the macroeconomic environment remains rather depressed, its equity market appears inexpensive both globally and in a historical context.

We appreciate your ongoing support of EAFE(R) Equity Index Fund--Premier Class and look forward to serving your investment needs for many years ahead.


/S/ J. A. CREIGHTON

James A. Creighton
Chief Investment Officer--Global Indexing
EAFE(R) EQUITY INDEX PORTFOLIO
June 30, 2002

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1




EAFE EQUITY INDEX FUND--PREMIER CLASS, MSCI EAFE(R) INDEX AND
LIPPER INTERNATIONAL EQUITY FUNDS AVERAGE
GROWTH OF A $5,000,000 INVESTMENT (SINCE INCEPTION) 2

                EAFE(R)                                Lipper
                Equity Index        MSCI EAFE(R)       International
                Fund--Premier       Index 3            Equity Funds
                Class $5,450,000    $5,452,000         Average 4 $6,090,000

1/24/96         $5,000,000.00       $5,000,000.00      $5,000,000.00
2/29/96         $5,080,000.00       $5,099,750.00      $5,021,840.00
3/31/96         $5,190,000.00       $5,207,870.00      $5,106,270.00
4/30/96         $5,330,000.00       $5,359,420.00      $5,267,620.00
5/31/96         $5,240,000.00       $5,260,800.00      $5,257,290.00
6/30/96         $5,285,000.00       $5,290,260.00      $5,292,680.00
7/31/96         $5,125,000.00       $5,135,790.00      $5,096,900.00
8/31/96         $5,135,000.00       $5,147,090.00      $5,156,140.00
9/30/96         $5,275,000.00       $5,284,000.00      $5,267,640.00
10/31/96        $5,215,000.00       $5,230,100.00      $5,236,040.00
11/30/96        $5,435,000.00       $5,438,260.00      $5,464,620.00
12/31/96        $5,361,000.00       $5,368,110.00      $5,487,930.00
1/31/97         $5,159,000.00       $5,180,220.00      $5,474,200.00
2/28/97         $5,240,000.00       $5,265,180.00      $5,545,500.00
3/31/97         $5,270,000.00       $5,284,130.00      $5,560,940.00
4/30/97         $5,310,500.00       $5,312,140.00      $5,572,370.00
5/31/97         $5,664,000.00       $5,657,960.00      $5,903,240.00
6/30/97         $5,997,000.00       $5,969,710.00      $6,178,810.00
7/31/97         $6,093,000.00       $6,066,420.00      $6,355,440.00
8/31/97         $5,628,500.00       $5,613,260.00      $5,891,440.00
9/30/97         $5,949,000.00       $5,927,600.00      $6,264,370.00
10/31/97        $5,494,000.00       $5,471,770.00      $5,790,260.00
11/30/97        $5,448,500.00       $5,415,960.00      $5,743,280.00
12/31/97        $5,474,500.00       $5,463,080.00      $5,793,160.00
1/31/98         $5,710,000.00       $5,712,740.00      $5,938,800.00
2/28/98         $6,067,000.00       $6,079,500.00      $6,332,100.00
3/31/98         $6,269,500.00       $6,266,740.00      $6,665,120.00
4/30/98         $6,313,500.00       $6,316,250.00      $6,755,850.00
5/31/98         $6,302,500.00       $6,285,300.00      $6,767,070.00
6/30/98         $6,357,500.00       $6,333,070.00      $6,718,770.00
7/31/98         $6,407,000.00       $6,397,040.00      $6,826,060.00
8/31/98         $5,617,000.00       $5,604,440.00      $5,847,960.00
9/30/98         $5,463,500.00       $5,432,390.00      $5,634,420.00
10/31/98        $6,023,000.00       $5,998,440.00      $6,057,640.00
11/30/98        $6,336,000.00       $6,305,560.00      $6,371,080.00
12/31/98        $6,558,500.00       $6,554,000.00      $6,573,140.00
1/31/99         $6,541,500.00       $6,534,340.00      $6,635,280.00
2/28/99         $6,372,000.00       $6,378,820.00      $6,453,580.00
3/31/99         $6,643,500.00       $6,644,820.00      $6,667,320.00
4/30/99         $6,921,000.00       $6,913,930.00      $6,962,240.00
5/31/99         $6,558,500.00       $6,557,860.00      $6,666,570.00
6/30/99         $6,830,000.00       $6,813,620.00      $7,011,640.00
7/31/99         $7,022,500.00       $7,015,990.00      $7,195,990.00
8/31/99         $7,079,000.00       $7,041,950.00      $7,261,060.00
9/30/99         $7,136,000.00       $7,113,070.00      $7,292,720.00
10/31/99        $7,419,000.00       $7,379,810.00      $7,584,580.00
11/30/99        $7,724,500.00       $7,635,890.00      $8,193,870.00
12/31/99        $8,392,000.00       $8,321,590.00      $9,216,880.00
1/31/00         $7,839,000.00       $7,793,170.00      $8,692,480.00
2/29/00         $8,058,000.00       $8,002,810.00      $9,285,860.00
3/31/00         $8,345,500.00       $8,313,320.00      $9,290,600.00
4/30/00         $7,914,000.00       $7,876,040.00      $8,670,950.00
5/31/00         $7,712,500.00       $7,683,860.00      $8,371,380.00
6/30/00         $8,017,500.00       $7,984,300.00      $8,738,440.00
7/31/00         $7,666,500.00       $7,649,760.00      $8,422,810.00
8/31/00         $7,747,000.00       $7,716,310.00      $8,556,880.00
9/30/00         $7,356,000.00       $7,340,530.00      $8,057,610.00
10/31/00        $7,183,000.00       $7,167,290.00      $7,755,060.00
11/30/00        $6,895,500.00       $6,898,520.00      $7,413,450.00
12/31/00        $7,114,500.00       $7,144,000.00      $7,684,500.00
1/31/01         $7,103,000.00       $7,146,500.00      $7,708,000.00
2/28/01         $6,563,500.00       $6,612,000.00      $7,135,000.00
3/31/01         $6,134,500.00       $6,163,000.00      $6,601,000.00
4/30/01         $6,569,500.00       $6,585,500.00      $7,031,000.00
5/31/00         $6,331,500.00       $6,360,000.00      $6,854,000.00
6/30/01         $6,071,000.00       $6,100,500.00      $6,626,500.00
7/31/01         $5,966,500.00       $5,989,500.00      $6,444,000.00
8/31/01         $5,810,000.00       $5,837,500.00      $6,297,000.00
9/30/01         $5,224,500.00       $5,246,500.00      $5,633,000.00
10/31/01        $5,358,000.00       $5,380,500.00      $5,805,500.00
11/30/01        $5,543,500.00       $5,579,000.00      $6,046,500.00
12/31/01        $5,567,500.00       $5,612,000.00      $6,146,000.00
1/31/02         $5,273,500.00       $5,314,000.00      $5,884,500.00
2/28/02         $5,303,000.00       $5,351,500.00      $5,916,500.00
3/31/02         $5,602,500.00       $5,641,000.00      $6,229,000.00
4/30/02         $5,608,500.00       $5,678,000.00      $6,262,000.00
5/31/02         $5,679,000.00       $5,678,000.00      $6,337,500.00
6/30/02         $5,450,000.00       $5,452,000.00      $6,090,000.00

--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS

 Periods Ended                                  1 Year    5 Years          Since
 June 30, 2002                                                       Inception 2
--------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund--Premier Class     (10.23)%    (1.90)%          1.35%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is January 24, 1996. Benchmark returns are for the periods beginning January 24, 1996 for the MSCI EAFE(R) Index and January 31, 1996 for the Lipper International Equity Funds Average.
3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

ASSETS
   Investment in the EAFE(R) Equity Index Portfolio, at value ..................    $141,748,589
   Receivable for capital shares sold ..........................................          34,818
   Due from administrator ......................................................           1,282
   Prepaid expenses and other ..................................................          11,554
                                                                                    ------------
Total Assets ...................................................................     141,796,243
                                                                                    ------------
LIABILITIES
   Payable for capital shares redeemed .........................................       1,645,898
   Accrued expenses and other ..................................................          32,962
                                                                                    ------------
Total liabilities ..............................................................       1,678,860
                                                                                    ------------
NET ASSETS .....................................................................    $140,117,383
                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................    $191,755,281
   Undistributed net investment income .........................................       1,597,308
   Accumulated net realized loss from investment and foreign currency transactions   (44,796,297)
   Net unrealized depreciation on investments and foreign currencies ...........      (8,438,909)
                                                                                    ------------
NET ASSETS .....................................................................    $140,117,383
                                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................       15,121,919
                                                                                    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................................    $        9.27
                                                                                    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R)Equity Index Fund--Premier Class
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS (Unaudited)


------------------------------------------------------------------------------------------

                                                                               FOR THE SIX
                                                                              MONTHS ENDED
                                                                             JUNE 30, 2002
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Net investment income allocated from EAFE(R) Equity Index Portfolio:
     Dividends ............................................................    $ 1,817,288
     Interest .............................................................         13,719
     Income from loaned securities, net ...................................         87,123
     Expenses 1 ...........................................................       (250,423)
                                                                               -----------
   Net investment income allocated from EAFE(R) Equity Index Portfolio ....      1,667,707
                                                                               -----------
EXPENSES
   Administration and services fees .......................................        105,421
   Printing and shareholder reports .......................................         14,853
   Professional fees ......................................................         12,846
   Trustees fees ..........................................................          5,486
   Registration fees ......................................................          5,238
   Miscellaneous ..........................................................            469
                                                                               -----------
Total expenses ............................................................        144,313
Less: fee waivers and/or expense reimbursements ...........................       (109,173)
                                                                               -----------
Net expenses ..............................................................         35,140
                                                                               -----------
NET INVESTMENT INCOME .....................................................      1,632,567
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ..............................................     (4,012,368)
     Foreign currency transactions ........................................        172,454
     Foreign futures transactions .........................................       (703,081)
     Forward foreign currency transactions ................................       (204,491)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currencies ...................................................        351,152
                                                                               -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ....     (4,396,334)
                                                                               -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ................................    $(2,763,767)
                                                                               ===========
--------------------------------------------------------------------------------------------

1 For the six months ended, the EAFE(R) Equity Index Portfolio waived fees in the amount of $70,881 which was allocated to the Fund on a pro-rated basis.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE SIX              FOR THE
                                                                                   MONTHS ENDED           YEAR ENDED
                                                                                JUNE 30, 2002 1    DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...................................................      $   1,632,567        $   2,714,815
   Net realized loss from investments and foreign currencies ...............         (4,747,486)         (21,599,010)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies .................................            351,152          (22,205,199)
                                                                                  -------------        -------------
Net decrease in net assets from operations .................................         (2,763,767)         (41,089,394)
                                                                                  -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................................................                 --           (1,894,656)
                                                                                  -------------        -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ............................................         53,532,744          141,370,217
   Dividend reinvestments ..................................................                 --            1,763,840
   Cost of shares redeemed .................................................        (51,016,227)        (131,090,029)
                                                                                  -------------        -------------
Net increase in net assets from capital share transactions .................          2,516,517           12,044,028
                                                                                  -------------        -------------
TOTAL DECREASE IN NET ASSETS ...............................................           (247,250)         (30,940,022)
NET ASSETS
   Beginning of period .....................................................        140,364,633          171,304,655
                                                                                  -------------        -------------
   End of period (including undistributed (expenses in excess of)
     net investment income of $1,597,308 and $(35,259),
     respectively) .........................................................      $ 140,117,383        $ 140,364,633
                                                                                  =============        =============
--------------------------------------------------------------------------------------------------------------------

1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



-------------------------------------------------------------------------------------------------------------------

                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2002 1          2001       2000 2          1999       1998 3         1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............     $9.46        $12.27       $14.58        $11.59      $  9.98       $10.62
                                          ------       -------      -------       -------      -------     --------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income .............      0.11          0.19         0.25          0.08         0.16         0.23
   Net realized and unrealized
     gain (loss) on investments
     and foreign currencies ..........     (0.30)       ((2.87)       (2.47)         3.15         1.81        (0.02)
                                          ------       -------      -------       -------      -------     --------
Total from investment
   operations ........................     (0.19)       ((2.68)       (2.22)         3.23         1.97         0.21
                                          ------       -------      -------       -------      -------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............        --         (0.13)       (0.02)        (0.08)       (0.16)       (0.24)
   In excess of net investment
     income ..........................        --            --           --         (0.03)       (0.09)          --
   Net realized gain from
     investment transactions .........        --            --        (0.07)        (0.13)       (0.01)       (0.61)
   In excess of net realized gains ...        --            --           --            --        (0.10)          --
                                          ------       -------      -------       -------      -------     --------
Total distributions ..................        --         (0.13)       (0.09)        (0.24)       (0.36)       (0.85)
                                          ------       -------      -------       -------      -------     --------
NET ASSET VALUE,
   END OF PERIOD .....................     $9.27        $ 9.46       $12.27        $14.58       $11.59       $ 9.98
                                          ======       =======      =======       =======      =======     ========
TOTAL INVESTMENT RETURN ..............     (2.11)%      (21.75)%     (15.22)%       27.95%       19.81%        2.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..................  $140,117      $140,365     $171,305      $120,376      $42,462      $35,509
   Ratios to average net assets:
     Net investment income ...........      2.32% 4       1.68%        1.59%         1.56%        1.50%        1.70%
     Expenses after waivers
        and/or reimbursements,
        including expenses of the
        EAFE(R) Equity Index
        Portfolio ....................      0.40% 4       0.40%        0.40%         0.40%        0.40%        0.40%
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        EAFE(R) Equity Index
        Portfolio ....................      0.66% 4       0.63%        0.65%         0.71%        0.83%        0.73%

-------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 On April 30, 2000, the Institutional Class was renamed the Premier Class. 3 Advisor Class Shares were converted to Institutional Class Shares on
  July 10, 1998.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible, before expenses, the total return of the Morgan Stanley Capital International ('MSCI') EAFE(R) Index ('EAFE Index') which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE(R) Equity Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.40% of the Fund's average daily net assets, including expenses of the Portfolio.

ICCC is the Fund's accounting and transfer agent.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:


                 For the Six Months Ended            For the Year Ended
                          June 30, 2002 1             December 31, 2001
                -------------------------  ----------------------------
                     Shares        Amount       Shares           Amount
                -----------   -----------  -----------    -------------
Sold              5,735,279   $53,532,744   13,752,248    $ 141,370,217
Reinvested               --            --      188,902        1,763,840
Redeemed         (5,448,671)  (51,016,227) (13,066,839)    (131,090,029)
                -----------   -----------  -----------    -------------
Net increase        286,608   $ 2,516,517      874,311    $  12,044,028
                ===========   ===========  ===========    =============

--------------------------------------------------------------------------------
1 Unaudited.


NOTE 4--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and investments in passive foreign investment companies (PFIC).


  Undistributed         Undistributed
 Net Investment          Net Realized           Paid-in
         Income           Gain/(Loss)           Capital
 --------------         -------------           -------
     $(779,292)              $779,290                $2


At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $11,422,240 and $24,707,123, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures transactions and foreign currency transactions.

Distributions during the six months ended December 31, 2001 were characterized as follows for tax purposes:


Ordinary Income                              $1,894,656


At December 31, 2001, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income             $  1,565,593
Capital loss carryovers                   $(27,881,970)
Unrealized appreciation/(depreciation)    $(13,284,883)

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $27,881,970, of which $13,831,567 expires in 2008 and $14,050,403 expires in 2009.

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:


   Capital                Currency                 PFIC
   -------                --------                -----
$8,233,344                $623,992             $305,917


NOTE 5--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:


1. To elect the BT Advisor Funds Board of Trustees.


                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
--------                  -----------       ----------
Richard R. Burt            13,136,144           37,890
S. Leland Dill             13,136,144           37,890
Martin J. Gruber           13,136,144           37,890
Richard T. Hale            13,136,144           37,890
Joseph R. Hardiman         13,136,144           37,890
Richard J. Herring         13,136,144           37,890
Graham E. Jones            13,136,144           37,890
Rebecca W. Rimel           13,136,144           37,890
Philip Saunders, Jr.       13,136,144           37,890
William N. Searcy          13,136,144           37,890
Robert H. Wadsworth        13,136,144           37,890


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

                INVESTMENTS IN UNAFFILIATED ISSUERS
                COMMON STOCKS--95.88%
                AUSTRALIA--3.91%
 18,248         Amcor Ltd. 2 .....................................  $     84,410
  5,705         AMP Diversified Property Trust ...................         8,455
 25,537         AMP Ltd. .........................................       223,639
  2,477         AMP Reinsurance Notes 1 ..........................            --
  2,120         Ansell Ltd. ......................................         7,474
  8,499         Aristocrat Leisure Ltd. 2 ........................        25,812
 33,527         Australia & New Zealand Banking
                  Group Ltd. 1 ...................................       363,061
  8,365         Australia Gas Light Company, Ltd. ................        46,255
  1,460         Australian Stock Exchange Ltd. ...................        10,983
  9,539         Boral Ltd. 1 .....................................        20,081
 21,644         Brambles Industries,Ltd ..........................       114,700
  2,350         BRL Hardy Ltd. ...................................        11,886
 82,656         Broken Hill Proprietary Co. Ltd. 1 ...............       477,930
 13,590         BT Office Trust ..................................        11,444
 10,785         Coca-Cola Amatil Ltd. ............................        38,627
    719         Cochlear Ltd. ....................................        13,744
 26,378         Coles Myer Ltd. 1 ................................        98,177
  6,046         Colonial First State Property Trust
                  Group ..........................................         7,501
 27,976         Commonwealth Bank of Australia ...................       517,167
  9,685         Computershare Ltd. ...............................        11,961
  3,632         CSL Ltd. .........................................        65,612
 21,684         CSR Ltd. .........................................        77,785
 17,118         Deutsche Office Trust ............................        12,493
 27,731         ERG Limted 2 .....................................         4,670
 45,598         Foster's Brewing Group 1 .........................       120,821
  8,141         Futuris Corp Ltd. ................................         6,215
 19,088         Gandel Retail Trust ..............................        13,073
 44,646         General Property Trust 2 .........................        70,427
 20,355         Goodman Fielder Ltd. .............................        19,083
  8,098         Harvey Norman Holdings, Ltd. .....................        13,911
  2,285         Iluka Resources Limited ..........................         6,298
 32,432         Insurance Australia Group Ltd. ...................        57,351
  9,197         James Hardie Industries NV .......................        33,559
 13,292         John Fairfax Holdings Limited ....................        24,699
  4,617         Leighton Holdings, Ltd ...........................        26,930
 10,070         Lend Lease Corp. Ltd. ............................        59,583
 35,306         M.I.M. Holdings Ltd. 2 ...........................        25,766
  4,029         Macquarie Bank Ltd. 2 ............................        66,157
 38,331         Macquarie Infrastructure Group ...................        62,187
 18,131         Mayne Group Ltd. 2 ...............................        42,138
 16,129         Mirvac Group .....................................        37,847
 34,550         National Australia Bank 2 ........................       686,601
  4,222         Newcrest Mining Ltd. .............................        17,966
 33,118         News Corp. .......................................       179,967
  7,468         OneSteel Limited .................................         5,492
  7,095         Orica Ltd. .......................................        38,117
 11,077         Origin Energy Ltd. ...............................        20,956


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  5,400         PaperlinX Ltd. ...................................  $     14,702
  1,713         Publishing and Broadcasting Ltd. .................         8,703
 13,534         QBE Insurance Group Ltd. 2 .......................        50,448
  6,927         Rio Tinto Ltd. ...................................       130,347
 14,272         Santos Ltd. ......................................        51,757
  2,787         Sonic Healthcare Ltd. ............................         8,057
  1,312         Sons Of Gwalia Ltd. ..............................         4,456
 15,274         Southcorp Ltd. ...................................        45,530
 14,857         Stockland Trust Group ............................        36,614
 12,435         Suncorp-Metway Ltd. ..............................        85,932
  7,400         TAB Ltd. .........................................        12,920
  4,184         TABCORP Holdings Limited .........................        29,360
 50,518         Telstra Corp. Ltd. ...............................       132,155
  8,587         Transurban Group 1 ...............................        20,246
  8,061         Wesfarmers Ltd. ..................................       123,087
  9,971         Westfield Holdings Limited .......................        83,738
 47,605         Westfield Trust ..................................        90,862
 38,131         Westpac Banking Corp., Ltd. ......................       347,630
 24,690         WMC Ltd. .........................................       125,991
 11,054         Woodside Petroleum Ltd. 2 ........................        84,208
 23,278         Woolworths Ltd. ..................................       171,840
                                                                    ------------
                                                                       5,547,594
                                                                    ------------
                AUSTRIA--0.12%
    250         Boehler-Uddeholm AG ..............................        12,064
    200         BWT AG ...........................................         4,731
    490         Erste Bank .......................................        35,013
    230         Flughafen Wien AG ................................         7,905
    140         Mayr-Melnhof Karton AG ...........................        10,097
    170         Oesterreichische Elektrizitaetswirtschafts
                  AG--A ..........................................        14,768
    300         OMV AG ...........................................        29,480
    220         RHI AG ...........................................         1,606
  2,757         Telekom Austria AG 1 .............................        22,110
    240         VA Technologie AG ................................         6,343
    290         Voest-Alpine Stahl AG ............................         9,480
    760         Weinerberger AG 2 ................................        13,323
                                                                    ------------
                                                                         166,920
                                                                    ------------
                BELGIUM--1.01%
  1,545         AGFA-Gevaert .....................................        28,137
    198         Barco NV .........................................         8,330
    339         Bekaert SA .......................................        16,054
    367         Colruyt NV .......................................        17,217
    159         Compagnie Maritime Belge SA 2 ....................         9,053
     83         D'ieteren NV .....................................        14,976
  1,608         Delhaize--Le Lion, SA ............................        75,435
 14,100         Dexia ............................................       218,213
    663         Electrabel SA ....................................       153,222
  2,223         Fortis 1,2 .......................................            22
     50         Fortis Bank Nederland Holding NV1 ................            --
 21,422         Fortis NV ........................................       458,682
  1,526         Groupe Bruxelles Lambert SA ......................        79,726





See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

    100         Heidlelberger Zement AG 1 ........................  $          1
  3,314         Interbrew 1 ......................................        95,146
  1,984         KBC Bancassurance Holding ........................        80,239
    390         Omega Pharma SA ..................................        17,468
    930         Solvay SA--A .....................................        66,958
  1,932         UCB SA ...........................................        70,886
    363         Union Miniere SA 2 ...............................        15,667
                                                                    ------------
                                                                       1,425,432
                                                                    ------------
                DENMARK--0.74%
    229         Bang & Olufsen A/S ...............................         6,059
    400         Carlsberg A/S--B .................................        20,953
    284         Coloplast--B .....................................        23,032
      6         D/S 1912--B ......................................        45,070
      4         D/S Svendborg--B .................................        39,353
  1,257         Danisco A/S ......................................        45,957
 12,148         Danske Bank A/S ..................................       223,686
    422         DSV DE Sammenslut Vogn A/S .......................        12,680
    656         FLS Industries A/S--B ............................         8,373
  4,681         GN Store .........................................        17,176
  1,488         Group 4 Falck ....................................        51,435
  1,512         H. Lundbeck ......................................        40,003
    947         ISS A/S 1 ........................................        49,983
    131         Kobenhavns Lufthavne .............................        10,101
    425         Navision Software A/S 1,2 ........................        16,894
    390         NEG Micon A/S ....................................        11,926
    500         NKT Holdings A/S .................................         5,717
  5,996         Novo Nordisk A/S--B ..............................       198,493
  1,197         Novozymes A/S 1 ..................................        27,054
    429         Ostasiatiske Kompagni ............................         9,753
  2,888         Tele Danmark A/S .................................        79,863
    678         Topdanmark A/S 1 .................................        21,183
  2,262         Vestas Wind Systems A/S ..........................        61,349
    682         William Demant Holding ...........................        17,772
                                                                    ------------
                                                                       1,043,865
                                                                    ------------
                FINLAND--1.66%
    700         Amer Group Plc ...................................        22,814
  5,000         Fortum OYJ 2 .....................................        28,839
  1,000         Hartwall OY AB ...................................        28,098
  1,100         Instrumentarium OY 2 .............................        27,757
  1,800         Kesko OYJ ........................................        20,444
    900         Kone OYJ .........................................        26,666
  1,100         Metra OY--B ......................................        18,425
  2,600         Metso OYJ ........................................        33,639
104,400         Nokia AB-A Shares ................................     1,528,061
    600         Orion-Yhtymae OY .................................        14,044
  1,600         Outokumpu OYJ ....................................        19,278
    500         Pohjola Group Plc ................................         9,012
  6,100         Sampo Insurance Co. Ltd.--A ......................        47,594
 12,250         Sonera Group OYJ .................................        46,579
 15,200         Stora Enso OYJ R Shares ..........................       213,019
  1,800         Tietonator OYJ ...................................        44,443


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  5,400         UPM--Kymmene Corp. ...............................  $    212,580
    800         Uponor OYJ .......................................        16,592
                                                                    ------------
                                                                       2,357,884
                                                                    ------------


                FRANCE--9.21%
  4,195         Accor SA 2 .......................................       170,157
 24,275         Alcatel ..........................................       168,781
  5,022         Alstom ...........................................        53,120
  1,310         Altran Technologies SA ...........................        38,167
    346         Atos Origin SA ...................................        22,041
  1,575         Autoroutes du Sud de la France ...................        42,776
 14,923         Aventis SA 2 .....................................     1,057,475
 30,621         Axa 2 ............................................       560,083
 17,614         Banque Nationale de Paris ........................       974,177
  3,835         Buoygues .........................................       107,150
  1,170         Business Objects SA ..............................        34,261
  2,239         Cap Gemini SA ....................................        89,004
 11,770         Carrefour Supermarche ............................       637,014
    737         Casino Guichard Perracho .........................        62,416
  1,481         Castorama Dubois Investi .........................        95,074
  6,772         Cie De Saint-Gobain 2 ............................       303,979
    286         Club Mediterrane SA ..............................         9,462
  1,108         Dassault Systemes SA 2 ...........................        50,611
  1,920         Essilor International SA .........................        78,068
  5,907         European Aeronautic Def ..........................        90,834
  9,409         France Telecom SA 2 ..............................        87,629
  1,382         Groupe Air France ................................        23,135
  2,801         Groupe Danone 2 ..................................       385,074
    274         Imerys SA ........................................        35,044
  2,179         L'Air Liquide ....................................       335,306
  7,459         L'OREAL ..........................................       581,969
  2,818         Lafarge SA 2 .....................................       281,096
  2,682         Lagardere SCA 2 ..................................       116,124
  4,865         LVMH Moet Hennessy Louis Vuitton .................       245,045
  2,860         Michelin--B ......................................       115,894
  1,439         Pechiney SA--A ...................................        65,730
    994         Pernod Ricard ....................................        97,385
  3,431         Peugeot SA .......................................       178,068
  1,485         Pinault-Printemps-Redoute SA .....................       176,141
  2,380         Publicis Groupe ..................................        65,698
  3,292         Renault SA .......................................       153,947
    411         Sagem SA .........................................        27,602
  8,884         Sanofi-Synthelabo SA 2 ...........................       540,482
  4,401         Schneider SA .....................................       236,669
  1,006         Societe BIC SA ...................................        40,239
  6,555         Societe Generale--A ..............................       431,808
  2,197         Sodexho Alliance SA ..............................        83,321
 12,890         STMicroelectronics NV 2 ..........................       321,445
 18,037         Suez SA ..........................................       480,972
    385         Technip ..........................................        40,533
  2,634         Television Francaise .............................        70,524
  1,710         Thomson CSF ......................................        72,620
  3,210         Thomson Multimedia ...............................        75,928





See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

    972         Total Fina Elf SA 1,2 ............................  $         10
 14,047         Total SA--B ......................................     2,280,749
  1,014         Unibail (Union du Credit-Bail
                  Immobilier) ....................................        62,591
  4,759         Usinor Sacilor ...................................        66,600
  1,622         Valeo SA .........................................        67,441
  1,449         Vinci SA .........................................        98,243
 20,423         Vivendi Universal 2 ..............................       441,325
    810         Zodiac SA ........................................        19,839
                                                                    ------------
                                                                      13,046,876
                                                                    ------------
                GERMANY--6.61%
    865         Adidas AG ........................................        70,906
    800         Aixtron 2 ........................................        10,034
  4,091         Allianz AG .......................................       819,388
  1,450         Altana AG ........................................        73,035
 12,020         BASF AG ..........................................       557,355
 15,245         Bayer AG .........................................       483,309
  2,230         Bayer Hypo-und Vereinsbank AG ....................        72,459
  5,233         Bayerische Vereinsbank ...........................       170,035
    650         Beiersdorf AG ....................................        78,325
  1,150         Buderus AG 2 .....................................        26,009
  2,050         Continental AG ...................................        36,241
 18,960         Daimler-Chrysler AG ..............................       917,543
 12,255         Deutsche Bank AG .................................       851,470
  1,000         Deutsche Boerse AG ...............................        42,221
  4,275         Deutsche Lufthansa AG ............................        59,954
  8,250         Deutsche Post AG 2 ...............................       104,701
 46,305         Deutsche Telekom AG--Reg .........................       435,368
    600         Douglas Holding AG 2 .............................        14,074
  1,250         Epcos AG 1 .......................................        41,233
   1300         Fresenius Medical Care AG ........................        53,056
    716         Gehe AG ..........................................        30,407
    752         Heidelberger Zement AG ...........................        36,906
  1,250         Henkel KGAA ......................................        85,923
  7,350         Infineon Technologies AG .........................       114,911
  1,000         Kamps AG .........................................        12,296
  1,050         Karstadt AG ......................................        27,273
  1,816         Linde AG .........................................        92,367
    600         MAN AG ...........................................        10,489
  1,900         MAN AG ...........................................        39,932
  1,240         Merck KGAA 2 .....................................        33,372
  3,192         Metro AG .........................................        97,727
  1,050         MLP AG 2 .........................................        32,614
  2,186         Muenchener Rueckversicherungs-
                  Gesellschaft AG 2 ..............................       517,068
  2,961         Preussag AG 2 ....................................        72,816
  9,185         RWE AG ...........................................       354,763
  4,505         SAP AG ...........................................       444,925
    150         SGL Carbon AG ....................................         2,667
  3,965         Shering AG .......................................       248,074
 17,652         Siemens AG .......................................     1,059,089


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  7,350         Thyssen Krupp AG .................................  $    112,515
 12,968         VEBA AG ..........................................       755,644
  4,930         Volkswagen AG ....................................       239,554
  4,966         WCM Beteiligungs .................................        32,125
                                                                    ------------
                                                                       9,370,173
                                                                    ------------
                GREECE--0.35%
  3,500         Alpha Bank AE ....................................        50,122
  1,190         Bank of Piraeus ..................................         8,580
  1,550         Commercial Bank of Greece ........................        33,372
  3,630         EFG Eurobank Ergasias ............................        50,908
  2,440         Hellenic Bottling Co SA ..........................        41,304
  2,540         Hellenic Petroleum SA ............................        15,503
  1,090         Hellenic Technodomiki SA .........................         7,062
  5,360         Hellenic Telecommunication
                  Organization SA ................................        84,699
  2,190         Intracom SA ......................................        19,812
  4,390         National Bank Of Greece SA .......................        93,390
  5,190         Panafon Hellenic Telecom SA ......................        26,244
  1,030         Public Power Corp. ...............................        14,689
    810         Titan Cement Co. .................................        31,727
  3,290         Viohalco, Hellenic Copper and
                  Aluminum Industry SA ...........................        23,525
                                                                    ------------
                                                                         500,937
                                                                    ------------
                HONG KONG--1.52%
 24,000         Amoy Properties Ltd. 2 ...........................        27,386
  5,000         ASM Pacific Technology Ltd. 2 ....................        10,994
 29,171         Bank of East Asia Ltd. ...........................        58,718
 23,000         Cathay Pacific Airways 2 .........................        35,239
 33,000         Cheung Kong Holdings Ltd. ........................       275,010
  9,000         Cheung Kong Infrastructure .......................        14,481
 40,600         CLP Holdings Ltd. ................................       161,365
 12,815         Esprit Holdings Ltd. .............................        24,563
 22,000         Giordano International Ltd. ......................        13,539
 16,900         Hang Seng Bank Ltd. ..............................       180,923
 13,000         Henderson Land Development -144a .................        54,002
 82,887         Hong Kong and China Gas Co. Ltd. .................       109,989
 30,000         Hong Kong Electric Holdings Ltd. .................       112,120
 22,000         Hong Kong Exchanges and Clearing
                  Ltd. ...........................................        36,245
 47,100         Hutchison Whampoa Ltd. ...........................       351,753
 12,590         Hysan Development Co. Ltd. 2 .....................        12,187
 33,000         Johnson Electric .................................        39,136
 35,000         LI & Fung Ltd. ...................................        47,117
 26,801         MTR. Corp. .......................................        34,705
 33,107         New World Development Co. Ltd. ...................        26,317
200,149         Pacific Century Cyberworks 1,2 ...................        47,216
 24,000         Shangri-La Asia Ltd. .............................        20,001
 50,000         Sino Land Co. 2 ..................................        18,911
 28,000         South China Morning Post 1 .......................        16,244
 29,297         Sun Hung Kai Properties Ltd. .....................       222,553





See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

 20,500         Swire Pacific Ltd.--A 2 ..........................  $    104,869
  8,000         Television Broadcasts Ltd. .......................        34,053
 27,102         Wharf Holdings Ltd. ..............................        63,935
                                                                    ------------
                                                                       2,153,571
                                                                    ------------
                IRELAND--0.78%
 19,436         Allied Irish Banks Plc ...........................       256,068
 22,319         Bank Of Ireland ..................................       277,960
 11,552         CRH Plc ..........................................       193,383
  1,964         DCC Plc ..........................................        22,403
  7,125         Elan Corp Plc 1 ..................................        41,165
  2,139         Green Property Plc ...............................        19,013
  3,981         Greencore Group Plc ..............................        11,402
 11,170         Independent News & Media Plc .....................        22,064
    173         Iona Technologies Plc 1 ..........................           938
  5,994         Irish Life & Permanent Plc .......................        86,725
 21,883         Jefferson Smurfit Group Plc ......................        66,998
  2,882         Kerry Group Plc ..................................        42,695
  7,980         Ryanair Holdings Plc 1 ...........................        47,997
 16,953         Waterford Wedgwood Plc ...........................        10,046
                                                                    ------------
                                                                       1,098,857
                                                                    ------------
                ITALY--3.48%
 29,306         Alitalia SPA 2 ...................................        19,016
  9,229         Alleanza Assicurazioni 2 .........................        88,596
  3,420         Arnoldo Mondadori Editore SPA ....................        22,664
 22,686         Assicurazioni Generali 2 .........................       537,726
  2,876         Autogrill SPA ....................................        33,432
 18,403         Autostrade SPA 2 .................................       152,490
 18,175         Banca Di Roma SPA 1 ..............................        33,836
  6,170         Banca Fideuram SPA ...............................        38,451
 79,044         Banca Intesa SPA 2 ...............................       241,223
 14,385         Banca Monte Dei Paschi ...........................        46,741
 37,145         Banca Nazionale Lavoro ...........................        64,750
  6,105         Banca Popolare Di Milano .........................        24,841
 19,002         Bancario San Paolo di Torino 2 ...................       190,671
  1,506         Benetton Group SPA ...............................        17,610
 30,350         Bipop-Carire SPA 2 ...............................        40,855
  3,072         Bulgari SPA ......................................        19,387
 47,502         Enel SPA 2 .......................................       272,102
 62,076         ENI SPA 2 ........................................       987,056
  5,581         Fiat SPA 2 .......................................        70,057
    718         Fiat SPA-RNC .....................................         5,978
  2,000         Gruppo Editoriale L'Espresso SPA .................         6,538
 14,020         Intesabci SPA-RNC ................................        31,016
  1,864         Italcementi SPA ..................................        18,464
  4,636         Italgas SPA 2 ....................................        51,510
  3,777         La Rinascente SPA 2 ..............................        14,623
  2,746         Luxottica Group SPA ..............................        53,400
 13,516         Mediaset SPA 2 ...................................       104,654
  9,857         Mediobanca SPA 2 .................................        91,120
  3,422         Mediolanum SPA ...................................        20,379


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

 10,130         Parmalat Finanziaria SPA 2 .......................  $     31,314
 23,912         Pirelli SPA 2 ....................................        25,505
  8,250         Riunione Adriatica di Sicurta SPA ................       110,730
104,245         Seat-Pagine Gialle SPA ...........................        76,393
 16,140         Snam Rete Gas SPA ................................        47,661
  7,573         Snia SPA 2 .......................................        15,332
 84,665         Telecom Italia Mobile SPA 2 ......................       347,012
 45,267         Telecom Italia New 2 .............................       240,076
 52,744         Telecom Italia SPA 2 .............................       413,084
  2,688         Tiscali SPA 1 ....................................        16,327
 68,909         Unicredito Italiano SPA 2 ........................       311,698
                                                                    ------------
                                                                       4,934,318
                                                                    ------------
                JAPAN--21.05%
  7,000         77 Bank Ltd. .....................................        27,566
  1,600         Acom Co. Ltd. ....................................       109,331
    500         Aderans ..........................................        15,685
  1,700         Advantest Corp. 2 ................................       105,810
  5,000         Aeon Co. Ltd. ....................................       133,493
    300         Aeon Credit Services Co. Ltd. ....................        17,922
    800         Aiful Corp. ......................................        52,463
 12,000         Ajinomoto Co., Inc. 2 ............................       128,754
  8,000         All Nippon Airways Co. Ltd. 2 ....................        20,692
  3,000         Alps Electronic Co. Ltd. .........................        37,895
  7,000         Amada Co. Ltd. 2 .................................        33,932
  9,000         Asahi Breweries Ltd. 2 ...........................        75,315
 27,000         Asahi Chemical Industry Co. Ltd. .................        89,883
 17,000         Asahi Glass Co. Ltd. 2 ...........................       108,789
  1,000         Asatsu-DK Inc. 2 .................................        21,776
  1,000         Autobacs Seven ...................................        28,284
 12,000         Bank of Fukuoka Ltd. 2 ...........................        47,457
 26,000         Bank of Yokohama Ltd. 2 ..........................       110,633
  2,000         Banyu Pharmaceutical Co., Ltd. ...................        25,798
     50         Bellsystem 24 Inc. ...............................        17,500
  1,700         Benesse Corp. ....................................        31,062
 14,000         Bridgestone Corp. ................................       192,731
 18,000         Canon, Inc. ......................................       680,316
    500         Capcom Co. Ltd. ..................................        12,932
  6,000         Casio Computer Co. Ltd. ..........................        29,335
     20         Central Japan Railway Co. 2 ......................       121,813
 11,000         Chiba Bank Ltd. ..................................        37,445
 13,300         Chubu Electric Power Co. .........................       233,584
  5,000         Chugai Pharmaceutical Co. Ltd. 2 .................        59,822
  7,000         Citizen Watch Co. Ltd. ...........................        47,132
  3,300         Credit Saison Co. Ltd. 2 .........................        78,331
  1,900         CSK Corp. 2 ......................................        67,690
 13,000         Dai Nippon Printing Co. Ltd. .....................       172,565
  5,000         Daicel Chemical Industries .......................        17,062
  8,500         Daiei, Inc. 2 ....................................        14,538
  2,000         Daifuku Co., Ltd. ................................         8,360
  5,000         Daiichi Pharmaceutical Co. Ltd. ..................        91,360
  3,000         Daikin Industries Ltd. 2 .........................        54,941





See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  3,000         Daimaru Inc. .....................................  $     13,792
 20,000         Dainippon Ink & Chemicals, Inc. ..................        42,885
  3,000         Daito Trust Construction Co. Ltd. 2 ..............        56,192
 96,000         Daiwa Bank Holdings, Inc. 2 ......................        73,688
  9,000         Daiwa House Industry Co. Ltd. 2 ..................        55,041
 25,000         Daiwa Securities Co. Ltd. 2 ......................       162,069
 10,000         Denki Kagaku Kogyo K K ...........................        31,872
 11,500         Denso Corp. ......................................       179,711
  4,000         Dowa Mining Co. Ltd. 2 ...........................        19,357
     62         East Japan Railway Co. ...........................       290,198
  7,000         Ebara Corp. ......................................        37,729
  5,000         Eisai Corp. ......................................       128,487
    900         FamilyMart .......................................        21,776
  2,400         Fanuc ............................................       120,545
    900         Fast Retailing Co. Ltd. ..........................        19,523
  7,000         Fuji Electric Co. Ltd. ...........................        18,981
  1,300         Fuji Machine Manufacturing Co. Ltd. ..............        20,174
 10,000         Fuji Photo Film Co. ..............................       322,887
    700         Fuji Soft ABC Inc. ...............................        28,209
      6         Fuji Television Network Inc. .....................        34,692
 10,000         Fujikura Ltd. ....................................        36,460
  5,000         Fujisawa Pharmaceutical Co. Ltd. .................       119,727
 37,000         Fujitsu Ltd. 2 ...................................       258,076
 12,000         Furukawa Electric Co. Ltd. .......................        45,955
  9,000         Gunma Bank Ltd. 2 ................................        41,600
  2,000         Hankyu Department Stores .........................        15,218
    600         Hirose Electric Co. Ltd. .........................        52,313
 63,000         Hitachi Ltd. .....................................       407,364
    300         Hitachi Software Engineering Co.
                  Ltd. ...........................................        10,513
  6,000         Hitachi Zosen Corp. ..............................         3,504
  8,000         Hokuriku Bank Ltd/ The 1 .........................        12,482
 14,000         Honda Motor Co. Ltd. .............................       567,681
  3,000         House Foods Corp. ................................        29,285
  2,300         Hoya Corp. 2 .....................................       167,334
  4,000         Isetan Co., Ltd. .................................        40,382
 33,000         Ishikawajima-Harima Heavy
                  Industries Co. .................................        49,835
  8,000         Ito-Yokado Co., Ltd. .............................       400,480
 29,000         Itochu Corp. 2 ...................................       101,622
    500         Itochu Techno-Science Corp. 2 ....................        19,190
 18,000         Japan Airlines Co. Ltd. ..........................        50,761
 18,000         Japan Energy Corp. ...............................        27,333
     16         Japan Tobacco ....................................       107,329
  4,000         JGC Corp. ........................................        28,367
 15,000         Joyo Bank Ltd. ...................................        40,549
  3,000         JSR Corp. ........................................        25,355
 18,000         Kajima Corp. 2 ...................................        51,061
  4,000         Kamigumi Co. Ltd. 2 ..............................        16,720
  7,000         Kanebo Ltd. 2 ....................................        11,914
  8,000         Kaneka Corp. .....................................        55,734
 15,300         Kansai Electric Power Co., Inc. 2 ................       241,903
 12,000         Kao Corp. 2 ......................................       276,331



--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  1,000         Katokichi Co., Ltd. ..............................  $     17,521
 38,000         Kawasaki Heavy Industries Ltd. 2 .................        48,508
 61,000         Kawasaki Steel Corp. .............................        79,395
 11,000         Keihin Electric Express Railway 2 ................        49,743
 10,000         Keio Electric Railway Co. ........................        50,060
    600         Keyence Corp. ....................................       127,102
  3,000         Kikkoman .........................................        18,898
  6,000         Kinden Corp. .....................................        28,534
 31,900         Kinki Nippon Railway Co. Ltd. 2 ..................       104,066
 16,000         Kirin Brewery Co., Ltd. 2 ........................       112,135
  3,000         Kokuyo Co. Ltd. ..................................        31,613
 18,000         Komatsu Ltd. 2 ...................................        64,427
  2,000         Komori Corp. .....................................        24,930
  2,000         Konami Co. Ltd. 2 ................................        41,967
  6,000         Konica Corp. .....................................        38,797
 20,000         Kubota Corp. 2 ...................................        60,906
  9,000         Kuraray Co. Ltd. .................................        58,946
  3,000         Kurita Water Industries ..........................        36,919
  3,900         Kyocera Corp. ....................................       284,717
  7,000         Kyowa Hakko Kogyo 2 ..............................        37,962
  7,700         Kyushu Electric Power ............................       114,097
  1,100         Lawson Inc. ......................................        33,682
    500         Mabuchi Motor Co. Ltd. 2 .........................        49,267
 37,000         Marubeni Corp. 2 .................................        37,971
  7,000         Marui Co. Ltd. ...................................        88,715
  1,600         Matsushita Communication Inc. 2 ..................        61,674
 41,000         Matsushita Electric Industrial Co. ...............
                  Ltd. 2 .........................................       559,296
  7,000         Matsushita Electric Work .........................        50,227
  8,000         Meiji Seika Kaisha Ltd. ..........................        28,634
  1,000         Meitec Corp. .....................................        33,040
     30         Millea Holdings Inc. NPV .........................       246,295
  7,000         Minebea Co. Ltd. .................................        41,116
 41,000         Mitsubishi Chemical Corp. ........................        95,439
 22,000         Mitsubishi Corp. .................................       159,141
 35,000         Mitsubishi Electric Corp. 2 ......................       157,105
 20,000         Mitsubishi Estate Co., Ltd. ......................       163,530
  6,000         Mitsubishi Gas Chemical Co. ......................        10,913
 63,000         Mitsubishi Heavy Industries Ltd. .................       190,804
  3,000         Mitsubishi Logistics Corp. .......................        20,374
 21,000         Mitsubishi Materials Corp. .......................        41,700
 16,000         Mitsubishi Rayon Co., Ltd. 2 .....................        52,062
     77         Mitsubishi Tokyo Financial Group,
                  Inc. ...........................................       519,089
 26,000         Mitsui & Co. .....................................       173,975
 10,000         Mitsui Chemicals Inc. 2 ..........................        49,977
 12,000         Mitsui Engineer & Shipbuilding 1,2 ...............        15,018
 15,000         Mitsui Fudosan Co. Ltd. ..........................       132,659
 27,260         Mitsui Marine & Fire Insurance Co.
                  Ltd. ...........................................       146,698
  8,000         Mitsui Mining & Smelting Co. Ltd. 2 ..............        23,829
 12,000         Mitsui O.S.K. Lines Ltd. .........................        25,230
 13,100         Mitsui Trust Holdings Inc. .......................        27,215



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

 14,000         Mitsukoshi Ltd. 2 ................................  $     41,583
    900         Mitsumi Electric Co. Ltd. ........................        14,154
    122         Mizuho Holding ...................................       270,758
  2,000         Mori Seiki Co. Ltd. ..............................        18,289
  5,300         Murata Manufacturing Co. Ltd. ....................       340,492
  1,000         Namco Ltd. .......................................        19,065
 33,000         NEC Corp. 2 ......................................       229,625
  6,000         NGK Insulators Ltd. ..............................        47,507
  4,000         NGK Spark Plug Co. Ltd. ..........................        30,336
  8,000         Nichirei Corp. ...................................        25,698
  1,000         Nidec Corp. ......................................        72,504
 27,000         Nikko Cordial Corp. ..............................       136,288
  6,000         Nikon Corp. ......................................        66,430
  2,200         Nintendo Co. Ltd. ................................       323,972
  3,000         Nippon Comsys Ltd. ...............................        16,620
 20,000         Nippon Express Co. Ltd. ..........................       105,960
  5,000         Nippon Meat Packers, Inc. ........................        62,659
 30,000         Nippon Oil Co. Ltd. ..............................       155,186
  9,000         Nippon Sheet Glass Co. Ltd. 2 ....................        30,411
122,000         Nippon Steel Corp. ...............................       190,345
    117         Nippon Telegraph & Telephone Corp. ...............       481,252
     19         Nippon Unipac Holding ............................       117,624
 26,000         Nippon Yusen Kabushiki Kaisha ....................        89,591
  4,000         Nishimatsu Construction Co. Ltd. 2 ...............        12,448
 52,000         Nissan Motor Co. Ltd. 2 ..........................       360,099
  4,000         Nisshin Seifun Group Inc. 2 ......................        28,634
  2,000         Nisshinbo Industries, Inc. .......................         9,294
  3,000         Nissin Food Products Co. Ltd. 2 ..................        59,571
  3,000         Nitto Denko Corp. 2 ..............................        98,368
 55,000         NKK Corp. ........................................        53,231
 39,000         Nomura Securities Co. Ltd. .......................       572,687
 12,000         NSK Ltd. .........................................        49,860
  4,000         NTN Corp. ........................................        15,652
     31         NTT Data Corp. 2 .................................       124,149
    384         NTT DoCoMo, Inc. .................................       945,134
 15,000         Obayashi Corp. ...................................        42,551
    100         Obic Co. Ltd. 2 ..................................        21,693
 18,000         OJI Paper Co. Ltd. 2 .............................       102,873
  7,000         Oki Electric Ind Co. Ltd. ........................        15,126
  5,000         Olympus Optical Co. Ltd. .........................        69,834
  6,000         Omron Corp. ......................................        86,854
  4,000         Onward Kashiyama Co. Ltd. 2 ......................        39,247
  1,000         Oracle Corp. Japan 2 .............................        42,634
  1,200         Oriental Land Co. Ltd. 2 .........................        85,803
  1,900         Orix Corp. 2 .....................................       153,292
 46,000         Osaka Gas Co. Ltd. ...............................       109,381
  3,000         Pioneer Electronic Corp. .........................        53,689
  2,000         Promise Co. Ltd. .................................       100,788
 13,000         Ricoh Corp. Ltd. 2 ...............................       225,062
  2,300         Rohm Co. Ltd. ....................................       343,303
  8,000         Sankyo Co. Ltd. ..................................       108,797
  1,000         Sanrio Co. Ltd. ..................................         9,094


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

 33,000         Sanyo Electric Co. Ltd. ..........................  $    143,998
  4,000         Sapporo Breweries Ltd. 2 .........................        10,679
  4,400         Secom Co. Ltd. ...................................       215,859
  2,100         Sega Enterprises 2 ...............................        50,461
  5,000         Seiyu Ltd. (The) 2 ...............................        19,398
 13,000         Sekisui Chemical Co. Ltd. ........................        44,470
 11,000         Sekisui House Ltd. ...............................        80,855
  8,000         Seven-Eleven Japan ...............................       315,045
 20,000         Sharp Corp. ......................................       253,971
    600         Shimamura Co. Ltd. ...............................        46,055
  3,000         Shimano, Inc. 2 ..................................        40,699
 12,000         Shimizu Corp. ....................................        39,547
  7,900         Shin-Etsu Chemical Co. Ltd. ......................       339,449
  6,000         Shiongi & Co. Ltd. ...............................        76,542
  7,000         Shiseido Co. Ltd. ................................        93,329
 14,000         Shizuoka Bank Ltd. ...............................        85,035
 12,000         Showa Denko K.K. 2 ...............................        19,523
  5,000         Showa Shell Sekiyu K.K ...........................        29,077
  2,000         Skylark Co. Ltd. 2 ...............................        46,723
  1,100         SMC Corp. ........................................       130,048
  3,000         Snow Brand Milk Products Co. Ltd. 2 ..............         3,179
  5,000         Softbank Corp. 2 .................................        69,417
 13,000         Sompo Japan Insurance Co. ........................        79,612
 19,100         Sony Corp. .......................................     1,008,735
  2,000         Stanley Electric Co. Ltd. 2 ......................        21,359
  2,000         Sumitomo Bakelite Co. Ltd. 2 .....................        14,501
 84,600         Sumitomo Bank Ltd. ...............................       412,920
 24,000         Sumitomo Chemical Co. Ltd. 2 .....................       109,131
 15,000         Sumitomo Corp. ...................................        90,859
 12,000         Sumitomo Electric Industries .....................        83,200
  2,000         Sumitomo Forestry Co. Ltd. .......................        11,981
 17,000         Sumitomo Heavy Industries Ltd. ...................        18,297
 44,000         Sumitomo Metal Industries Ltd. ...................        19,457
 10,000         Sumitomo Metal Mining Co. ........................        45,221
 11,000         Sumitomo Osaka Cement Co. Ltd. ...................        16,336
  6,000         Sumitomo Realty & Development ....................        36,394
 18,000         Sumitomo Trust & Banking .........................        86,504
 27,000         Taiheiyo Cement Corp. ............................        50,235
 23,000         Taisei Corp. .....................................        52,964
  5,000         Taisho Pharmaceutical Co. Ltd. ...................        77,009
  2,000         Taiyo Yuden Co. Ltd. .............................        32,706
  4,000         Takara Shuzo Co. Ltd. 2 ..........................        27,333
  8,000         Takashimaya Co. Ltd. .............................        46,589
 18,000         Takeda Chemical Industries .......................       789,948
  1,720         Takefuji Corp. ...................................       119,540
  2,300         TDK Corp. ........................................       108,614
 21,000         Teijin Ltd. 2 ....................................        71,486
  4,000         Teikoku Oil Co. Ltd. 2 ...........................        15,986
  4,900         Terumo Corp. .....................................        65,494
  1,700         THK Co. Ltd. 2 ...................................        32,693
 19,000         Tobu Railway Co. Ltd. 2 ..........................        53,105
  5,000         Toda Corp. .......................................        10,888
  4,000         Toho Co. Ltd. 2 ..................................        45,855



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  9,500         Tohoku Electric Power 2 ..........................  $    133,160
  2,000         Tokoyo Style Co. Ltd. 2 ..........................        18,272
  1,000         Tokyo Broadcasting System Inc. ...................        22,402
 25,400         Tokyo Electric Power Co. .........................       522,385
  3,500         Tokyo Electron Ltd. 2 ............................       228,065
 53,000         Tokyo Gas Co. Ltd. ...............................       147,252
 21,000         Tokyu Corp. 2 ....................................        81,298
  6,000         TonenGeneral Sekiyu KK ...........................        42,551
 12,000         Toppan Printing Co. Ltd. 2 .......................       124,750
 31,000         Toray Industries, Inc. ...........................        83,025
 60,000         Toshiba Corp. ....................................       244,293
 14,000         Tosoh Corp. ......................................        44,971
  5,848         Tostem Inax Holding Corp. ........................        99,779
  9,000         Toto Ltd. ........................................        42,050
  4,000         Toyo Seikan Kaisha Ltd. ..........................        52,596
 19,000         Toyobo Co. Ltd. 2 ................................        29,010
  2,600         Toyota Industries Corp. ..........................        42,236
 52,300         Toyota Motor Corp. ...............................     1,387,614
    600         Trans Cosmos Inc. ................................        13,591
  2,500         Trend Micro Inc. 1,2 .............................        69,875
 11,000         Ube Industries Ltd. ..............................        17,162
     66         UFJ Holdings Inc. 2 ..............................       159,692
  1,300         Uni-Charm Corp. 2 ................................        48,809
  4,000         Uny Co. Ltd. .....................................        45,321
  2,000         Ushio Inc. .......................................        23,762
  4,000         Wacoal Corp. 2 ...................................        33,140
     20         West Japan Railway Co. ...........................        80,764
  1,200         World Co. Ltd. ...................................        35,543
  4,000         Yakult Honsha Co. Ltd. 2 .........................        45,621
    400         Yamada Denki Co. Ltd. ............................        35,042
  3,000         Yamaha Corp. .....................................        29,185
 14,000         Yamaichi Securities Co. Ltd. 1 ...................            --
  7,000         Yamanouchi Pharmaceuticals Co. ...................
                  Ltd. ...........................................       181,635
  9,000         Yamato Transport Co. Ltd. 2 ......................       164,072
  6,000         Yamazaki Baking Co. Ltd. .........................        33,540
  4,000         Yokogawa Electric Corp. ..........................        31,037
                                                                    ------------
                                                                      29,843,409
                                                                    ------------
                LUXEMBOURG--0.02%
  2,153         Arcelor 1 ........................................        30,556
                                                                    ------------
                NETHERLANDS--5.78%
 20,663         Aegon NV .........................................       430,798
  6,262         Akzo Nobel .......................................       272,675
 30,938         Algemene Bank Nederland NV .......................       561,909
  9,864         ASM Lithography Holding NV 1 .....................       156,163
  2,439         Buhrmann NV ......................................        22,498
 14,244         Elsevier NV ......................................       194,135


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  8,540         Getronics NV 2 ...................................  $     16,278
  2,380         Hagemeyer NV .....................................        32,908
  4,463         Heineken NV ......................................       195,881
    517         IHC Caland NV ....................................        30,917
 37,602         ING Groep NV .....................................       965,553
    612         KLM NV ...........................................         7,362
 14,465         Koninklijke Ahold NV .............................       304,292
 36,460         Koninklijke KPN NV ...............................       170,682
  2,909         Numico Kon NV ....................................        65,246
  1,030         Oce NV ...........................................        12,004
 29,225         Phillips Electronics NV ..........................       815,967
  2,779         Qiagen NV ........................................        32,990
 47,034         Royal Dutch Petroleum Co. ........................     2,619,890
  7,684         TNT Post Group NV ................................       173,558
 12,531         Unilever NV ......................................       820,524
  2,401         Vedior NV ........................................        33,198
  1,327         Vendex KBB NV ....................................        16,513
  4,592         Ver Ned ..........................................       127,620
  5,769         Wolters Kluwer NV--CVA ...........................       109,508
                                                                    ------------
                                                                       8,189,069
                                                                    ------------
                NEW ZEALAND--0.14%
  7,311         Auckland International Airport Ltd. ..............        15,802
 19,607         Carter Holt Harvey Ltd. ..........................        18,856
 14,734         Contact Energy Ltd. ..............................        28,554
    978         Fisher & Paykel Appliances Holdings
                Ltd. .............................................         4,370
    939         Fisher & Paykel Healthcare Corp. .................         3,763
  7,677         Fletcher Building Ltd. ...........................        10,254
    951         Fletcher Challenge Forests Ltd. 1 ................           108
  3,120         Independent Newspapers Ltd. ......................         5,683
  4,616         Sky City Entertainment Group Inc. ................        13,901
 32,992         Telecom Corp. of New Zealand .....................        79,001
  2,399         Tower Ltd. .......................................         5,337
  3,129         Warehouse Group Ltd. .............................        11,246
                                                                    ------------
                                                                         196,875
                                                                    ------------
                NORWAY--0.46%
  1,200         Bergesen DY A/S ..................................        24,733
  8,650         Den Norske Bank ASA 2 ............................        47,146
    300         Elkem ASA ........................................         6,736
  1,200         Frontline Ltd. 1 .................................        11,434
    950         Gjensidige NOR Sparebank .........................        35,194
 11,033         Kvaerner ASA .....................................         9,998
  2,800         Merkantildata ASA ................................         1,362
  2,350         Nera ASA .........................................         2,499
  3,250         Norsk Hydro ASA 2 ................................       155,050
  2,250         Norske Skogindustrier AS 2 .......................        41,977
    265         Opticom ASA ......................................         4,644

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  4,414         Orkla ASA--A 2 ...................................  $     85,292
  2,200         PAN Fish ASA .....................................         3,929
  2,250         Petroleum Geo-Services ASA 1 .....................         8,156
  1,100         Schibsted ASA 2 ..................................        13,193
    800         Smedvig ASA ......................................         5,128
  9,350         Statoil ASA ......................................        83,482
  2,300         Tandberg ASA .....................................        27,125
 10,050         Telenor ASA 1,2 ..................................        35,625
  4,100         Tomra Systems ASA 2 ..............................        32,236
  3,450         Uni-Storebrand ASA ...............................        20,873
                                                                    ------------
                                                                         655,812
                                                                    ------------
                PORTUGAL--0.33%
 33,373         Banco Comercial Portugues, SA ....................       115,690
    731         Banco Espirito Santo e Comercial de
                  Lisboa, SA .....................................         8,339
  1,586         Banco Espirito Santo SA 1 ........................        18,091
  8,385         BPI SGPS SA ......................................        20,372
  6,620         Brisa- Auto Estradas de Portugal SA ..............        37,267
    741         Cimentos de Portugal .............................        14,388
 39,720         Electricidade de Portugal ........................        76,888
  1,925         Jeronimo Martins, SGPS, SA .......................        13,612
 20,759         Portugal Telecom SA ..............................       146,590
    778         PT Multimedia Servicos de
                  Telecomunicaceos e Mutimedia
                  SGPS SA 1 ......................................         6,877
 22,067         Sonae SGPS, SA ...................................        12,422
                                                                    ------------
                                                                         470,536
                                                                    ------------
                SINGAPORE--0.77%
 24,750         Capitaland Ltd. 1 ................................        21,434
 13,000         Chartered Semiconductor
                  Manufacturing Ltd. 1,2 .........................        26,490
 10,000         City Developments Ltd. ...........................        32,263
  1,000         Creative Technology Ltd. .........................         8,887
  2,069         Cycle & Carriage Ltd. ............................         5,551
  4,000         Datacraft Asia Ltd. ..............................         4,800
 23,513         DBS Group Holdings Ltd. ..........................       165,031
  5,400         Fraser & Neave Ltd. ..............................        23,994
  3,000         Haw Par Corp. Ltd. ...............................         7,539
  7,000         Hotel Properties Ltd. ............................         4,556
 14,750         Keppel Corp. Ltd. ................................        34,397
 23,000         Neptune Orient Lines Ltd. 1 ......................        13,279
 21,337         Oversea--Chinese Banking Corp.,
                  Ltd. ...........................................       141,304
  3,000         Overseas Union Enterprise, Ltd. ..................        12,141
  8,000         Parkway Holdings Ltd. ............................         3,917
 28,329         SembCorp Industries Ltd. .........................        21,807
  5,000         Sembcorp Logistics Ltd. ..........................         6,255
 12,000         Singapore Airlines Ltd. ..........................        87,620
 12,000         Singapore Exchange Ltd. ..........................         7,879
  7,296         Singapore Press Holdings Ltd. ....................        82,181


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

 30,000         Singapore Technologies Industrial
                  Corp. ..........................................  $     32,773
137,000         Singapore Telecommunications Ltd. ................       106,237
  4,000         ST Assembly Test Services Ltd. 1 .................         5,072
 37,448         United Overseas Bank Ltd. ........................       195,159
  5,000         Venture Corp. Ltd. 2 .............................        39,905
 13,000         Wing Tai Holdings Ltd. ...........................         5,372
                                                                    ------------
                                                                       1,095,843
                                                                    ------------
                SPAIN--2.85%
    422         Acciona SA .......................................        18,417
  1,072         Acerinox SA ......................................        44,943
  1,024         ACS, Actividades Cons y Serv 2 ...................        32,969
  4,583         Amadeus Global Travel Distribution
                  SA .............................................        29,330
  3,228         Autopistas Concesionaria Espanola
                  SA 2 ...........................................        35,866
 67,290         Banco Bilbao Vizcaya SA ..........................       760,936
 94,237         Banco Santander Central Hispano SA ...............       748,289
  2,318         Corp Mapfre SA ...................................        18,314
 19,859         Endesa SA 2 ......................................       288,511
  1,071         Fomento de Construcciones y
                  Contrates SA ...................................        26,126
  4,356         Gas Natural SDG- E ...............................        83,891
  1,520         General de Aguas de Barcelona ....................        17,894
  3,157         Grupo Dragados SA 2 ..............................        56,279
  1,213         Grupo Ferrovial SA ...............................        33,076
  2,054         Grupo Prisa 2 ....................................        17,304
 16,910         Iberdrola SA 2 ...................................       246,336
  4,370         Inditex ..........................................        92,274
  1,200         Metrovacesa SA ...................................        24,853
  1,800         NH Hoteles 2 .....................................        22,577
 20,492         Repsol SA ........................................       241,647
  2,090         Sol Melia SA .....................................        15,873
  6,273         Tabacalera SA--A .................................       129,483
  1,871         Telefonica Publicidad ............................         7,632
102,235         Telefonica SA ....................................       858,244
  1,789         Telepizza SA 1 ...................................         2,050
  8,146         Terra Networks SA ................................        46,260
  5,042         Union Electrica Fenosa SA ........................        92,621
  2,646         Vallehermoso SA ..................................        25,349
  3,250         Zeltia SA 1,2 ....................................        25,839
                                                                    ------------
                                                                       4,043,183
                                                                    ------------
                SWEDEN--2.00%
  4,472         ABB Ltd. .........................................        39,658
  6,400         Assa Abloy AB ....................................        90,183
  6,372         AstraZeneca Plc ..................................       264,859
  2,671         Atlas Copco AB--A ................................        63,940
  1,442         Atlas Copco AB--B ................................        32,480
  2,300         Drott AB--B ......................................        26,528
  6,900         Electrolux AB--B .................................       139,274



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R)Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  3,600         Eniro AB .........................................  $     27,616
163,500         Ericsson LM-B ....................................       247,291
  2,300         Gambro AB ........................................        15,141
  4,600         Gambro AB--A .....................................        30,282
 10,500         Hennes & Mauritz AB--B ...........................       210,224
    500         Hoganas AB .......................................        10,772
  1,200         Holmen AB ........................................        31,860
  1,100         Modern Times Group AB 1,2 ........................        14,603
    400         Nobel Biocare AB .................................        26,811
 49,314         Nordic Baltic Holding AB .........................       268,297
  1,600         Om Gruppen AB ....................................        12,013
  4,900         Sandvik AB .......................................       122,364
    400         Sapa AB ..........................................         7,617
  1,300         SAS AB 1 .........................................         8,982
  6,400         Securitas AB--B ..................................       131,619
 19,400         Skandia Forsakrings AB ...........................        88,238
 10,560         Skandinaviska Enskilda Banken--A .................       110,884
  9,300         Skanska B ........................................        64,259
  1,600         SKF AB--B 2 ......................................        41,436
  4,166         Svenska Cellulosa AB--B ..........................       148,232
    700         Svenska Handelsbanken ............................        10,321
 12,200         Svenska Handelsbanken AB--A ......................       186,514
  1,600         Svenskt Stal AB ..................................        20,805
  7,865         Swedish Match AB .................................        65,041
  2,000         Tele 2 ...........................................        36,778
 20,000         Telia AB 1,2 .....................................        55,712
  2,100         Trelleborg AB--B .................................        20,680
  2,610         Volvo AB--A 2 ....................................        52,682
  4,780         Volvo AB--B 2 ....................................        99,083
  7,200         WM-Data AB B Shares ..............................        13,632
                                                                    ------------
                                                                       2,836,711
                                                                    ------------
                SWITZERLAND--7.76%
 16,360         ABB Ltd. .........................................       145,664
  2,800         Adecco SA ........................................       166,327
  1,200         Ciba Spezialitaten ...............................        96,160
 11,900         Cie Financiere Richemont-Uts .....................       270,682
  2,100         Clariant AG ......................................        49,955
 22,640         Credit Suisse Group ..............................       718,839
    182         Givaudan Reg 1 ...................................        73,380
    665         Holcim Ltd .......................................       152,604
    900         Kudelski SA 2 ....................................        31,539
  1,000         Logitech International SA ........................        46,501
    950         Lonza AG .........................................        73,413
  8,780         Nestle SA ........................................     2,047,280
 60,640         Novartis AG ......................................     2,666,994
 16,700         Roche Holding AG 2 ...............................     1,304,607
    130         Serono SA ........................................        85,697
    115         SGS Societe Generale .............................        36,707
    105         Sulzer AG ........................................        22,296
    210         Sulzer Medica AG .................................        35,032
  2,450         Swatch Group AG ..................................        98,934
    610         Swisscom AG ......................................       177,489

--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

  6,600         Swiss Reinsurance ................................  $    645,298
  2,474         Syngenta AG ......................................       148,708
    100         Synthes-Stratec Inc. .............................        61,150
 28,048         UBS AG-Registered ................................     1,410,740
    276         Unaxis Holding AG 1 ..............................        32,642
     90         Valora Holding AG ................................        19,292
  1,894         Zurich Financial Services AG 1 ...................       382,453
                                                                    ------------
                                                                      11,000,383
                                                                    ------------
                UNITED KINGDOM--25.33%
 12,673         3i Group Plc .....................................       131,554
 17,284         Aegis Plc ........................................        23,646
  8,124         Airtours Plc .....................................        18,947
  6,741         AMEC Plc .........................................        42,771
 15,685         Amvescap Plc .....................................       127,435
 22,744         ARM Holdings Plc 1 ...............................        50,704
  5,439         Associated British Ports .........................        37,143
  5,094         AWG Plc ..........................................        42,513
145,478         Barclays Plc .....................................     1,224,088
  7,606         Barratt Developments Plc .........................        48,289
 19,306         Bass Plc .........................................       195,700
 15,098         BBA Group Plc ....................................        63,289
  5,039         Berkeley Group Plc ...............................        55,688
 73,139         BG Group Plc .....................................       317,739
 51,943         BHP Billiton Plc 2 ...............................       282,269
  3,099         BICC Group Plc ...................................        11,042
 11,071         BOC Group Plc ....................................       171,795
 18,619         Boots Co. Plc ....................................       185,188
497,523         BP Amoco Plc .....................................     4,174,905
  8,868         BPB Plc ..........................................        47,481
 17,486         Brambles Industries Plc ..........................        87,493
 70,961         British Aerospace Plc ............................       362,901
 24,678         British Airport Authority ........................       224,951
 17,789         British Airways Plc ..............................        50,639
 37,793         British American Tobacco .........................       404,701
 10,726         British Land Co. Plc .............................        90,905
 25,499         British Sky Broadcasting Group Plc 1 .............       244,678
194,138         BT Group Plc .....................................       745,740
  1,595         BTG Plc 1 ........................................         8,218
  9,634         Bunzl Plc ........................................        76,290
 45,986         Cable & Wireless Plc .............................       117,063
 43,754         Cadbury Schweppes Plc ............................       328,307
 13,411         Canary Wharf Group ...............................        90,970
 15,710         Capita Group Plc .................................        74,715
  2,073         Caradon Plc ......................................         4,408
 13,675         Carlton Communications Plc .......................        44,244
  5,431         Celltech Group Plc 1 .............................        43,131
 99,054         Centrica Plc .....................................       305,755
 49,869         CGU Plc ..........................................       401,366
 21,951         Chubb Plc 1 ......................................        52,867
 11,869         CMG Plc ..........................................        18,047
 50,077         Compass Group Plc ................................       303,043
 72,989         Corus Group Plc ..................................        93,179



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R)Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------

    5,686       Daily Mail & General .............................  $     54,214
    2,490       De La Rue Plc ....................................        19,149
   74,772       Diageo Plc .......................................       969,940
   40,902       Dixons Group Plc .................................       119,084
   10,920       Electrocomponents Plc ............................        60,798
   16,864       EMI Group Plc ....................................        64,265
    7,154       Exel Plc .........................................        90,839
    6,650       Firstgroup Plc ...................................        25,595
   15,336       FKI Plc ..........................................        36,760
   16,396       GKN Plc ..........................................        76,915
  136,440       Glaxosmithkline Plc 1 ............................     2,951,211
   58,945       Granada Compass Plc 1 ............................       100,184
   23,504       Great Universal Stores Plc .......................       215,503
    4,869       Hammerson Plc ....................................        41,080
   15,355       Hanson Plc .......................................       109,306
   39,727       Hays Plc .........................................        93,409
   81,572       HBOS Plc .........................................       882,827
   36,223       Hilton Group Plc .................................       125,615
  207,967       HSBC Holdings Plc ................................     2,390,242
    5,166       Imi Plc ..........................................        25,612
   24,241       Imperial Chemical Industries Plc .................       118,059
   15,361       Imperial Tobacco Group ...........................       248,668
   72,278       Invensys Plc .....................................        98,331
    4,770       Johnson Matthey Plc ..............................        72,565
    6,711       Kelda Group Plc ..................................        43,451
   11,654       Kidde Plc 1 ......................................        15,189
   26,701       Kingfisher Plc ...................................       128,716
   10,976       Land Securities Plc ..............................       144,555
   75,652       Lattice Group Plc 1 ..............................       198,058
  122,305       Legal & General Group Plc ........................       243,760
  123,142       Lloyds TSB Group Plc .............................     1,224,793
    8,755       Logica Plc .......................................        26,891
    4,488       Man Group Plc ....................................        70,430
   55,261       Marconi Plc ......................................         3,294
   52,366       Marks & Spencer Plc ..............................       297,538
   12,838       Misys Plc ........................................        47,357
   40,397       National Grid Group Plc ..........................       286,953
   26,682       National Power Plc ...............................        68,329
    6,522       Next Plc .........................................        92,407
   16,640       Nycomed Amersham Plc .............................       146,861
   14,533       P&O Princess Cruises 1 ...........................        91,713
   16,532       Pearson Plc ......................................       164,682
   11,482       Peninsular & Orient Steam
                  Navigation Co. .................................        42,662
   21,589       Pilkington Plc ...................................        30,605
    4,431       Provident Financial Plc ..........................        46,706
   44,334       Prudential Corp. Plc .............................       405,137


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                   VALUE
--------------------------------------------------------------------------------

   10,291       Railtrack Group Plc ..............................  $     34,903
   10,330       Rank Group Plc ...................................        42,239
   12,986       Reckitt Benckiser Plc ............................       233,777
   26,791       Reed International Plc ...........................       254,421
   42,526       Rentokil Initial Plc .............................       173,240
   32,974       Reuters Group Plc ................................       174,664
   10,576       Rexam Plc ........................................        67,991
   24,479       Rio Tinto Plc ....................................       448,139
    5,472       RMC Group Plc ....................................        54,676
    9,781       Rolls-Royce Plc ..................................        24,190
   28,950       Royal & Sun Alliance Insurance
                  Group Plc ......................................       106,241
   61,491       Royal Bank of Scotland Group Plc .................     1,743,414
   20,770       Safeway Plc ......................................        88,965
   26,560       Sage Group Plc (The) .............................        68,725
   32,598       Sainsbury (J.) Plc ...............................       176,771
   12,310       Scottish & Newcastle Plc .........................       113,618
   17,820       Scottish & Southern Energy Plc ...................       176,290
   41,499       Scottish Power Plc ...............................       222,984
   12,737       Serco Group Plc ..................................        38,636
    6,546       Severn Trent Plc .................................        72,043
  216,692       Shell Transport & Trading Co. Plc ................     1,636,676
    5,096       Shroders Plc .....................................        45,598
   30,905       Signet Group Plc .................................        43,576
   11,274       Slough Estates Plc ...............................        62,296
   21,280       Smith & Nephew Plc ...............................       117,991
   13,086       Smiths Industries Plc ............................       170,050
    7,387       Spirent Plc ......................................         9,684
    2,930       SSL International Plc ............................        15,922
   22,321       Stagecoach Holdings Plc ..........................        21,520
    8,242       Tate & Lyle Plc ..................................        43,658
   11,671       Taylor Woodrow Plc ...............................        32,334
  159,501       Tesco Plc ........................................       580,474
   11,991       Ti Group .........................................            --
   63,232       Unilever Plc .....................................       578,797
    5,937       United Business Media Plc ........................        39,367
   11,386       United Utilities Plc .............................       105,697
1,516,065       Vodafone Group ...................................     2,079,871
    5,266       Whitebread Plc ...................................        49,166
    5,326       Wimpey George Plc ................................        21,636
   13,293       Wolseley Plc .....................................       134,545
   27,040       WPP Group Plc ....................................       228,346
   32,204       Zeneca Group Plc .................................     1,330,810
                                                                    ------------
                                                                      35,899,996
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $144,373,948) ...........................................   135,908,800
                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT/
   SHARES       SECURITY                                                  VALUE
--------------------------------------------------------------------------------

                PREFERRED STOCKS--0.30%
                AUSTRALIA--0.14%
   43,341       News Corp. Ltd. ..................................  $    199,024
                                                                    ------------
                GERMANY--0.15%
      950       Hugo Boss AG .....................................        17,264
      150       Porsche AG .......................................        71,109
    3,089       Prosieben SAT.1 Media AG .........................        29,287
    2,200       Volkswagen AG ....................................        70,833
      450       Wella AG .........................................        27,021
                                                                    ------------
                                                                         215,514
                                                                    ------------
                ITALY--0.01%
    2,035       Fiat SPA .........................................        18,048
                                                                    ------------
TOTAL PREFERRED STOCKS
   (Cost $593,399) ...............................................       432,586
                                                                    ------------
                SHORT-TERM INSTRUMENT--0.70%
                US Treasury Bill, 3
 $995,000         1.68%, 7/18/02 .................................       994,219
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENT
   (Cost $994,219) ...............................................       994,219
                                                                    ------------
TOTAL INVESTMENTS IN
   UNAFFILIATED ISSUERS
   (Cost $145,961,566) ...........................................   137,335,605
                                                                    ------------


--------------------------------------------------------------------------------
 SHARES         SECURITY                                                  VALUE
--------------------------------------------------------------------------------

                INVESTMENTS IN AFFILIATED
                INVESTMENT COMPANIES--0.91%
                Cash Management
1,284,586         Fund Institutional (Note 2) ....................  $  1,284,586
                                                                    ------------
TOTAL INVESTMENTS IN
   AFFILIATED INVESTMENT COMPANIES
   (Cost $1,284,586) .............................................     1,284,586
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $147,246,152) ...............................    97.79%    $138,620,191

OTHER ASSETS IN EXCESS
   OF LIABILITIES ....................................     2.21        3,128,408
                                                         ------     ------------
NET ASSETS ...........................................   100.00%    $141,748,599
                                                         ======     ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 All or a portion of this security was on loan (see Note 7). The value of all securities loaned at June 30, 2002 amounted to $15,387,604.
3 Held as collateral by broker for futures contracts.




--------------------------------------------------------------------------------
SECTOR ALLOCATION (unaudited)
As of June 30, 2002
(percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

   Financials ...........................        25.25%
   Consumer Discretionary ...............        13.20
   Health Care ..........................        10.09
   Energy ...............................         9.59
   Industrials ..........................         9.39
   Consumer Staples .....................         9.00
   Information Technology ...............         6.45
   Materials ............................         6.36
   Telecommunication Services ...........         5.95
   Utilities ............................         4.72
                                                ------
                                                100.00%
                                                ======
--------------------------------------------------------------------------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

----------------------------------------------------------------------------------------------

                                                                                 JUNE 30, 2002
----------------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $145,961,566) ...........  $137,335,605
   Investments in affiliated investment companies, at value (cost $1,284,586) ..     1,284,586
                                                                                  ------------
Total investments, at value ....................................................   138,620,191
                                                                                  ------------
   Cash 1 ......................................................................     2,382,681
   Receivable for shares of beneficial interest subscribed .....................        74,659
   Receivable for collateral under securities lending agreement ................    16,382,982
   Receivable for foreign taxes withheld .......................................       152,699
   Dividends and interest receivable ...........................................       273,579
   Unrealized appreciation on forward foreign currency contracts ...............       174,667
   Variation margin receivable on future contracts .............................       130,742
   Prepaid expenses and other ..................................................           355
                                                                                  ------------
Total assets ...................................................................   158,192,555
                                                                                  ------------
LIABILITIES
   Payable for collateral under securities lending agreement ...................    16,382,982
   Due to advisor ..............................................................        28,730
   Accrued expenses and other ..................................................        32,244
                                                                                  ------------
Total liabilities ..............................................................    16,443,956
                                                                                  ------------
NET ASSETS .....................................................................  $141,748,599
                                                                                  ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................  $150,187,506
   Net unrealized depreciation on investments and foreign currencies ...........    (8,438,907)
                                                                                  ------------
NET ASSETS .....................................................................  $141,748,599
                                                                                  ============

----------------------------------------------------------------------------------------------

1 Includes foreign cash of $1,759,146 with a cost of $1,696,181.





See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (Unaudited)

--------------------------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS ENDED
                                                                                     JUNE 30, 2002
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $211,276) ...................          $ 1,763,432
   Dividends from affiliated issuers ........................................               53,856
   Interest .................................................................               13,719
   Securities lending income ................................................               87,123
                                                                                       -----------
Total Investment Income .....................................................            1,918,130
                                                                                       -----------
EXPENSES
   Advisory fees ............................................................              175,722
   Administration and services fees .........................................               70,289
   Pricing fees .............................................................               48,919
   Professional fees ........................................................               18,013
   Trustees fees ............................................................                5,485
   Miscellaneous ............................................................                2,876
                                                                                       -----------
Total expenses ..............................................................              321,304
Less: fee waivers and/or expense reimbursements .............................              (70,881)
                                                                                       -----------
Net expenses ................................................................              250,423
                                                                                       -----------
NET INVESTMENT INCOME .......................................................            1,667,707
                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ................................................           (4,012,368)
     Foreign currency transactions ..........................................              172,454
     Foreign futures transactions ...........................................             (703,081)
     Forward foreign currency transactions ..................................             (204,492)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies .................................................              351,152
                                                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ......           (4,396,335)
                                                                                       -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................................          $(2,728,628)
                                                                                       ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------

STATEMENTS OFCHANGES IN NET ASSETS


-------------------------------------------------------------------------------------------------------------

                                                                          FOR THE SIX                 FOR THE
                                                                         MONTHS ENDED              YEAR ENDED
                                                                      JUNE 30, 2002 1       DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................................          $   1,667,707           $   2,795,934
   Net realized loss from investments
     and foreign currencies ..................................             (4,747,487)            (21,599,030)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ...................                351,152             (22,205,182)
                                                                        -------------           -------------
Net decrease in net assets from operations ...................             (2,728,628)            (41,008,278)
                                                                        -------------           -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromcapital invested .............................             53,577,366             148,330,888
   Value of capital withdrawn ................................            (49,743,617)           (139,119,170)
                                                                        -------------           -------------
Net increase in net assets from capital transactions in shares
   of beneficial interest ....................................              3,833,749               9,211,718
                                                                        -------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................              1,105,121             (31,796,560)
NET ASSETS
   Beginning of period .......................................            140,643,478             172,440,038
                                                                        -------------           -------------
   End of period .............................................          $ 141,748,599           $ 140,643,478
                                                                        =============           =============


--------------------------------------------------------------------------------

1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------------------------------------------
                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                          2002 1           2001         2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN                    (1.99)%           --           --            --           --           --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted)                     $141,749       $140,643     $172,440      $120,164      $42,205      $36,732
   Ratios to average net assets:
     Net investment income                  2.37% 2        1.73%        1.64%         1.61%        1.60%        1.74%
     Expenses after waivers
        and/or reimbursements               0.35% 2        0.35%        0.35%         0.35%        0.35%        0.35%
     Expenses before waivers
        and/or reimbursements               0.45% 2        0.42%        0.46%         0.40%        0.41%        0.41%
   Portfolio turnover rate                     9%            26%          52%            4%          12%          44%

--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The EAFE(R) Equity Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002, the Portfolio had no fair valued securities.


C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FOREIGN CURRENCY TRANSLATION
The Portfolio maintains its accounting records in US dollars. The Portfolio determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Portfolio uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Portfolio uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Portfolio's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the US dollar equivalent of the amounts actually received or paid.


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


When calculating realized and unrealized gains or losses on investments in equity securities, the Portfolio does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may use forward foreign currency contracts to manage foreign exchange rate risk. The Portfolio may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. The Portfolio determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

G. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date. The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. OPTIONS CONTRACTS
The Portfolio may purchase option contracts that allow it to either buy the underlying security (in the case of a call) or sell the underlying security (in the case of a put) at a specified price on or before a specified expiration date. When the Portfolio buys a call, it increases its exposure to the underlying security. When the Portfolio buys a put, it limits its exposure to the underlying security.

The Portfolio treats a purchased option as an investment. When the Portfolio either sells the option or allows it to expire, it records a gain or loss. When the Portfolio purchases a security through the exercise of a call, it adds the premium it paid for the call to the exercise price it paid for the security to determine its cost basis. When the Portfolio sells a security through the exercise of a put, it subtracts the premium it paid for the put from the price it receives for the security to determine its profit or loss.

The Portfolio may also write option contracts that obligate it to either buy the underlying security (in the case of a put) or sell the underlying security (in the case of a call). When the Portfolio writes a put, it increases its exposure to the underlying security. When the Portfolio writes a call, it limits its exposure to the underlying security.

The Portfolio treats a written option as a liability. When the Portfolio buys an option it has written or when the option expires, the Portfolio records a gain or loss. When the Portfolio purchases a security because a put it has written is exercised, it subtracts the premium it received when it wrote the put from the exercise price it pays for the security to determine its cost basis. When the Portfolio sells a security because a call it has written is exercised, it adds the premium it received when it wrote the call to the price it receives for the security to determine its profit or loss.

I. SECURITIES LENDING
The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Portfolio or the borrower may terminate the loan.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., ('DeAM, Inc.') an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.25%. These fees are not charged on assets invested in affiliated money market funds.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.10%.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

The Portfolio may invest cash collateral from its securities lending transactions in affiliated money market funds and may pay fees generated from those investments to Bankers Trust Company and/or Deutsche Bank AG. For the period ended June 30, 2002, the Portfolio paid Deutsche BankAG $29,497 for these services.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the period ended June 30, 2002, were $22,258,815 and $12,220,862, respectively.

At June 30, 2002, the tax basis of investments held was $147,246,152. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $15,416,640 and $24,042,601, respectively.

NOTE 4--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.



--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of June 30, 2002, the Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                        Unrealized
                                                                                       Contract       Appreciation
Contracts to Deliver                      In Exchange For     Settlement Date       Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Euro                  2,000,000      US Dollars    $1,888,200         7/19/2002      $1,975,250            $87,050
British Pound           700,000      US Dollars     1,026,200         7/19/2002       1,067,024             40,824
Japanese Yen        130,000,000      US Dollars     1,037,841         7/19/2002       1,084,634             46,793
------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases           $174,667
------------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation           $174,667
------------------------------------------------------------------------------------------------------------------

NOTE 6--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2002 is as follows:


                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                                      Depreciation
Type of Futures                         Expiration           Contracts          Position                   (U.S.$)
------------------------------------------------------------------------------------------------------------------
Cac 40 Index Futures                September 2002                   7              Long                 $  9,860
Nikkei 225 Index Futures            September 2002                   3              Long                  (14,735)
Hang Seng Index Futures                  July 2002                   3              Long                     (885)
Topix Index Futures                 September 2002                  10              Long                  (51,700)
IBEX Index Futures                       July 2002                   2              Long                   (8,105)
FTSE 100 Index Futures              September 2002                  21              Long                  (20,143)
MIB 30 Plus Index Futures           September 2002                   2              Long                   (4,054)
DAX Index Futures                   September 2002                   2              Long                   (2,653)
DJ Euro Stoxx Index Futures         September 2002                  41              Long                   15,994
SPI 200 Index Futures               September 2002                   5              Long                     (679)
------------------------------------------------------------------------------------------------------------------
Total                                                               96                                   $(77,100)
------------------------------------------------------------------------------------------------------------------

At June 30, 2002, the Portfolio had sufficient securities to cover margin requirements on open futures contracts.


NOTE 7--LENDING OF SECURITIES
The Portfolio had the following amounts of securities out on loan at June 30, 2002:

Market Value           Market Value     % of Portfolio
of Loaned Securities  of Collateral            on Loan
--------------------  -------------     --------------
$15,387,604             $16,382,982             11.10%



--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 8--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the BT Investment Portfolios voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:


1. To elect the BT Investment Portfolios Board of Trustees.


                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
--------                  -----------       ----------
Richard R. Burt         3,620,738,776           62,610
S. Leland Dill          3,611,268,351        9,533,036
Martin J. Gruber        3,620,738,776           62,610
Richard T. Hale         3,620,738,776           62,610
Joseph R. Hardiman      3,620,738,776           62,610
Richard J. Herring      3,620,738,776           62,610
Graham E. Jones         3,611,268,351        9,533,036
Rebecca W. Rimel        3,620,738,776           62,610
Philip Saunders, Jr.    3,611,268,351        9,533,036
William N. Searcy       3,620,738,776           62,610
Robert H. Wadsworth     3,620,738,776           62,610


2. To approve new investment advisory agreements between each Portfolio and Deutsche Asset Management, Inc.


Shares                         Shares           Shares
voted                           voted            voted
'For'                       'Against'        'Abstain'
---------                  ----------         --------
3,614,928,185                  47,740        5,825,461



--------------------------------------------------------------------------------
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





                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT


This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.


Questions on this policy may be sent to:


Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO 64121-9415





July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.



EAFE(R) Equity Index Fund--Premier Class                       CUSIP #05576L874
                                                               SEAFE-3-PR (6/02)
                                                               Printed 8/02

Distributed by:
ICC Distributors, Inc.